Investment Objectives and Goals	Nov. 14, 2025
21Shares 2x Long Dogecoin ETF
Prospectus [Line Items]
Risk/Return [Heading]	21Shares 2x Long Dogecoin ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of DOGE. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

21Shares 2x Long Sui ETF
Prospectus [Line Items]
Risk/Return [Heading]	21Shares 2x Long Sui ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of SUI. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.